UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 18, 2017 to June 16, 2017

Commission File Number of issuing entity: 333-206677-13

Central Index Key Number of issuing entity: 0001695924

Wells Fargo Commercial Mortgage Trust 2017-RC1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206677

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001592182

Rialto Mortgage Finance, LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001624053

Argentic Real Estate Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001577313

National Cooperative Bank, N.A.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541214

C-III Commercial Mortgage LLC

(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021852
38-4021853

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

 Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
X-A			X
X-B			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On June 16, 2017 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-RC1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2017-RC1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from May 18, 2017 to June 16, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on  May 12, 2017. The CIK number for the Depositor is 0000850779.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2017. The Central Index Key number for Rialto is 0001592182.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 12, 2017. The Central Index Key number for Wells Fargo is 0000740906.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 17, 2017. The Central Index Key number for Argentic is 0001624053.

National Cooperative Bank, N.A. ("NCB"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 18, 2017. The Central Index Key number for National is 0001577313.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 20, 2017. The Central Index Key number for C-III is 0001541214.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on June 30, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on June 30, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2017-RC1, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	05/17/2017	$0.00
Current Distribution Date:	06/16/2017	$58,522.38

*REO Account Balance
Prior Distribution Date:	05/17/2017	$0.00
Current Distribution Date:	06/16/2017	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2017-RC1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	05/17/2017	$5,071.97
Current Distribution Date:	06/16/2017	$5,248.58

Interest Reserve Account Balance
Prior Distribution Date:	05/17/2017	$0.00
Current Distribution Date:	06/16/2017	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	05/17/2017	$0.00
Current Distribution Date:	06/16/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-RC1, relating to the June 16, 2017 distribution.

(102)	ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on June 30, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).
(103)	ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on June 30, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: June 28, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX 99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2017-RC1, relating to the June 16, 2017 distribution.
EX 102	ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on June 30, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).
EX 103	ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on June 30, 2017 under Commission File No. 333-206677-13 and incorporated by reference herein).